UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 13, 2002


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $7,405,331 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN INTL GROUP INC        COMMON           026874107   638675 11675959 SH       SOLE                        0  6461348  5214611
ANHEUSER BUSCH COS INC         COMMON           035229103   755229 14925480 SH       SOLE                        0  8038080  6887400
AUTOMATIC DATA PROCESSIN       COMMON           053015103   182268  5242100 SH       SOLE                        0  2867900  2374200
DISNEY WALT CO                 COM DISNEY       254687106   190436 12578306 SH       SOLE                        0  7178486  5399820
FEDERAL NATL MTG ASSN          COMMON           313586109   680220 11424586 SH       SOLE                        0  6347682  5076904
GANNETT INC                    COMMON           364730101   793690 10995982 SH       SOLE                        0  6097282  4898700
GENERAL ELEC CO                COMMON           369604103   385226 15627821 SH       SOLE                        0  8598808  7029013
GOLDMAN SACHS GROUP INC        COMMON           38141G104   376972  5709100 SH       SOLE                        0  3137700  2571400
HEINZ H J CO                   COMMON           423074103   239212  7168468 SH       SOLE                        0  4148718  3019750
INTERNATIONAL BUSINESS M       COMMON           459200101   312813  5364658 SH       SOLE                        0  2969958  2394700
MERCK & CO INC                 COMMON           589331107   215431  4713000 SH       SOLE                        0  2624900  2088100
PEPSICO INC                    COMMON           713448108   365898  9902526 SH       SOLE                        0  5492426  4410100
PROCTER & GAMBLE CO            COMMON           742718109   629638  7044507 SH       SOLE                        0  3884107  3160400
WAL MART STORES INC            COMMON           931142103   538368 10933550 SH       SOLE                        0  6054150  4879400
WELLS FARGO & CO NEW           COMMON           949746101   894900 18581818 SH       SOLE                        0 10211418  8370400
WYETH                          COMMON           983024100   206355  6489160 SH       SOLE                        0  3423960  3065200